Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022		Mar. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 12,730	$ 14,802			$ 23,443
Short-term investments	0	1,997			12,917
Prepaid expenses and other current assets	2,123	2,618			1,681
Deferred financing costs, current	1,776	1,776			0
Total current assets	16,629	21,193			38,041
Property and equipment, net	0	150			245
Right-of-use assets	0	100			483
Deferred financing costs, non-current	592	1,036			0
Other assets	355	376			327
Total assets	17,576	22,855			39,096
Current liabilities:
Accounts payable	2,809	5,343			4,487
Accrued liabilities	5,494	5,359			8,488
Deferred revenue	6,150	5,659			3,610
Lease liabilities, current portion	0	106			369
Total current liabilities	14,453	16,467			16,954
Derivative warrant liabilities	10	11			0
Total liabilities	14,463	16,478			17,095
Commitment and contingencies (Note 9)
Stockholders’ equity:
Common stock, $0.0001 par value; 1,000,000,000 shares authorized as of March 31, 2023 (unaudited) and December 31, 2022; 24,652,546 and 22,646,015 shares issued and outstanding as of March 31, 2023 (unaudited) and December 31, 2022, respectively	2	2	[1]		2	[1]
Additional paid-in capital	185,957	183,168			166,727
Accumulated deficit	(182,846)	(176,793)			(144,724)
Total stockholders’ equity	3,113	6,377		$ 13,432	22,001		$ 49,683
Total liabilities and stockholders’ equity	$ 17,576	$ 22,855			$ 39,096

[1]	The balance sheet as of December 31, 2021 presented above reflects the retrospective application of recapitalization as if the Business Combination had occurred on January 1, 2021. See Note 1, 3, and 7.